7. OTHER FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total current		$ 10,265,207	$ 5,492,090
Total non-current		25,591,638	18,303,296
Financial investments available for sale
Disclosure of financial assets [line items]
Total current		2,425,216	2,554,984
Total non-current		0	0
Hedging derivative instruments
Disclosure of financial assets [line items]
Total current	[1]	7,832,335	2,626,811
Total non-current	[1]	25,591,638	18,303,296
Non-hedging derivative instruments
Disclosure of financial assets [line items]
Total current	[2]	7,656	259,436
Total non-current	[2]	0	0
Other
Disclosure of financial assets [line items]
Total current		0	50,859
Total non-current		$ 0	$ 0

[1]	See Note 17.2 letter a.
[2]	See Note 17.2 letter b.